Financial Assets - Contractual Maturity Schedule of Available-for-Sale Securities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 1,738,108	¥ 1,429,287
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities	879,443	793,544
Debt securities [member] | Within one year [member]
Disclosure of financial assets [line items]
Available-for-sale securities	118,373	36,597
Debt securities [member] | After one year but within five years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	206,086	179,476
Debt securities [member] | After five years but within ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	239,004	318,992
Debt securities [member] | After ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 315,980	¥ 258,479